Other Liabilities - Details of Other Liabilities (Detail) - ARS ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current
Liabilities for contractual claims	$ 2,008	$ 950
Extension of concessions	342	508	$ 412
Maxus Entities' agreements		2,932
Investments in associates and joint ventures with negative equity			1
Miscellaneous	33
Total, other current liabilities	2,383	4,390	413
Noncurrent
Liabilities for contractual claims	90
Extension of concessions	179	336	340
Maxus Entities' agreements	0	0	0
Investments in associates and joint ventures with negative equity	0	0	0
Miscellaneous	8	0	0
Total, other noncurrent liabilities	$ 277	$ 336	$ 340